Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for doubtful accounts	$ 499	$ 654
Accrued liabilities not deducted for tax purposes	3,431	7,022
Net operating loss carry forwards	19,522	34,716
Tax credit carry forwards	1,140	320
Charitable contributions carry forward	5	47
Investment in partnerships	382
Gross deferred tax assets	24,979	42,759
Less: valuation allowance	(22,902)	(23,934)
Net deferred tax assets	2,077	18,825
Deferred tax liabilities:
Intangibles	(5,898)	(6,565)
Investment in partnerships		(31,746)
Property, plant and equipment	(701)	(366)
Undistributed earnings of foreign subsidiaries	(1,191)	(882)
Gross deferred tax liabilities	(7,790)	(39,559)
Net deferred tax liabilities	$ (5,713)	$ (20,734)